RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
RECLAMATION PROVISION
Balance At Beginning Of The Year	$ 445	$ 726
Changes In Estimates	0	(364)
Unwinding Of Discount Related To Continuing Operations	36	44
Effect Of Movements In Exchange Rates	63	39
Balance At End Of The Year	$ 544	$ 445